Cover	Jun. 12, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 12, 2024
Entity File Number	333-219700
Entity Registrant Name	NAPC Defense, Inc.
Entity Central Index Key	0001703625
Entity Tax Identification Number	37-1844836
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1501 Lake Ave SE
Entity Address, City or Town	Largo
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33771
City Area Code	(754)
Local Phone Number	242-6272
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false